COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Mar. 31, 2013
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under non-cancelable operating leases
Minimum
Lease Amount
RMB
Year ended:
March 31, 2014	5,859,831
March 31, 2015	2,368,911
March 31, 2016	1,963,867
March 31, 2017	—
March 31, 2018	—
10,192,609